Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Financial Position (Parentheticals) (Details) - Convertible Redeemable Preferred Shares [Member] - Parent Company [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Statement of Financial Position [Line Items]
Convertible redeemable preferred shares aggregate liquidation preference	$ 0	$ 644,132,365
Convertible redeemable preferred shares aggregate redemption value	$ 0	$ 2,861,748,733